Segment Information - Financial Information of Segments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net revenue from sales and services	R$ 89,297,975	R$ 90,697,983	R$ 79,230,014
Operating income (expense):	1,300,552	1,899,354	2,792,742
Share of profit (loss) of joint-ventures and associates	(12,145)	(14,779)	20,673
Income before financial result, income and social contribution taxes	1,288,407	1,884,575	2,813,415
Financial result, net	(506,854)	(113,536)	(474,296)
Income before income and social contribution taxes	781,553	1,771,039	2,339,119
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	149,662	139,905	108,936
Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	89,297,975	90,697,983	79,230,014
Ultragaz [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	7,094,823	7,043,246	6,071,002
Operating income (expense):	353,522	35,567	255,935
Share of profit (loss) of joint-ventures and associates	(5)	12	1,245
Ultragaz [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	3,794	2,879	2,178
Ultragaz [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	7,091,029	7,040,367	6,068,824
Ipiranga [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	75,452,481	76,477,640	66,950,501
Operating income (expense):	1,615,398	1,396,574	2,357,125
Share of profit (loss) of joint-ventures and associates	1,790	576	1,212
Ipiranga [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	535	2,919	1,003
Ipiranga [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	75,451,946	76,474,721	66,949,498
Oxiteno [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	4,254,237	4,748,428	3,959,416
Operating income (expense):	(26,288)	457,128	141,350
Share of profit (loss) of joint-ventures and associates	532	880	1,417
Oxiteno [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	22,265	6,325	919
Oxiteno [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	4,231,971	4,742,103	3,958,497
Ultracargo [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	540,758	493,649	438,360
Operating income (expense):	78,834	124,720	75,042
Share of profit (loss) of joint-ventures and associates	1,370	1,350	1,578
Ultracargo [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	78,390	82,573	54,174
Ultracargo [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	462,368	411,076	384,186
Extrafarma [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	2,060,568	2,027,988	1,868,919
Operating income (expense):	(724,398)	(118,329)	(37,721)
Extrafarma [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	0
Extrafarma [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	2,060,569	2,027,988	1,868,919
Reportable segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	89,402,867	90,790,951	79,288,198
Operating income (expense):	1,297,068	1,895,660	2,791,731
Share of profit (loss) of joint-ventures and associates	3,687	2,818	5,452
Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	104,984	94,696	58,274
Reportable segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	89,297,883	90,696,255	79,229,924
All other segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	44,770	46,937	50,752
Operating income (expense):	3,484	3,694	1,011
Share of profit (loss) of joint-ventures and associates	(15,832)	(17,597)	15,221
All other segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	44,678	45,209	50,662
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	R$ 92	R$ 1,728	R$ 90